GSK plc ADRhedged™
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
Common Stocks
— 99.3%
Health Care — 99.3%
GSK plc, ADR
(Cost $1,528,641) ........................................................................................................ 42,861 $ 1,660,435
Total Investments — 99.3%
(Cost $1,528,641) 1,660,435
Assets in excess of Other Liabilities,
Net — 0.7% 11,060
Net Assets — 100% $ 1,671,495
_______________
ADR : American Depositary Receipt
PLC : Public Limited Company
At March 31, 2025, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 04/01/25 USD 1,646,783 GBP 1,275,815 $ — $ (17)
CIBC 04/01/25 GBP 1,275,815 USD 1,651,006 4,240 —
CIBC 04/02/25 GBP 1,286,412 USD 1,660,435 — (8)
Total Unrealized Appreciation/(Depreciation) $ 4,240
$ (25)
* The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
GBP Pound Sterling